Fair value re-measurement of share subscription agreement (Details) € / shares in Units, $ in Millions				1 Months Ended		11 Months Ended	12 Months Ended
	Jan. 19, 2016 EUR (€)	Dec. 16, 2015 USD ($)	Dec. 16, 2015 EUR (€) item € / shares	Jan. 19, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jan. 31, 2016 item
Disclosure of fair value measurement of assets [line items]
Share subscription increase							€ 363,924,000	€ 326,271,000	€ 278,703,000
Deferred income					€ 39,806,000	€ 285,612,000	219,892,000	285,612,000	39,806,000
Fair value at inception				€ 419,052,000			1,057,309,000	419,052,000
Movement of period (recognized in the income statement)								57,479,000	(30,632,000)
Fair value at the end					419,052,000	1,057,309,000	€ 1,257,329,000	1,057,309,000	419,052,000
Number of counterparties | item			2
Number of valuation date | item										2
Gilead Sciences, Inc
Disclosure of fair value measurement of assets [line items]
Payment composed of license fee and equity investment | $		$ 725
Share subscription increase	€ 392,120,658	$ 425
Price per share including issuance premium | € / shares			€ 58.00
Derivative financial asset instrument strike price (Euro per share) | € / shares			€ 58.00
Fair value of derivative financial asset in case of recalculation					8,367,000				8,367,000
Gilead Sciences, Inc | At fair value
Disclosure of fair value measurement of assets [line items]
Fair value at inception			€ 39,003,000	8,371,000	39,003,000	65,850,000		€ 8,371,000
Movement of period (recognized in the income statement)				57,479,000	(30,632,000)
Derecognition of the financial asset through the share premium account						€ (65,850,000)
Fair value at the end	65,850,000			65,850,000	€ 8,371,000				€ 8,371,000
Gilead Sciences, Inc | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Net fair value gain	26,800,000
Derivatives [member] | Gilead Sciences, Inc | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Offsetting short-term financial asset (derivative)	€ 65,900,000			€ 65,900,000